Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

  Receipt of NASDAQ Notice: On January 14, 2016, the Company received written notification from The NASDAQ Stock Market LLC indicating that, because the closing bid price of the Company's common stock for the last 30 consecutive business days was below $1.00 per share, the Company no longer meets the minimum bid price requirement for The Nasdaq Global Select Market. The applicable grace period to regain compliance is until July 12, 2016. Within this period, the Company intends to complete a reverse stock split, in order to regain compliance. In this respect, on February 24, 2016, the Annual General Meeting of Shareholders approved an amendment to the Company's Amended and Restated Articles of Incorporation granting authority to the Company's board of directors to effect a reverse stock split on or before the Company's 2017 Annual Meeting of Shareholders.

  Vessel's sale for demolition: On February 16, 2016, the Company, through Nauru Shipping Company Inc., entered into a memorandum of agreement to sell the vessel “Hanjin Malta” to an unrelated party for demolition, for a sale price of $5,044 before commissions. On March 9, 2016, the vessel was delivered to her new owners.

  Equity incentive plan and annual bonus: On February 24, 2016, the Company's Board of Directors approved a cash bonus of about $180 to all employees and consultants of the Company and a cash bonus of about $242 to Diana Enterpsises Inc. In addition, the Board approved an award of 999,989 of restricted common stock to the executive management and the non-executive directors, pursuant to the Company's 2010 equity incentive plan, as amended in 2012. The fair value of the restricted shares based on the closing price on the date of granting was about $380 and will be recognized in income ratably over the restricted shares vesting period which will be 3 years.

  Declaration of dividends: On March 1, 2016, the Company declared dividends amounting to $0.0025 per share, which will be paid on or around March 30, 2016 to stockholders of record as of March 15, 2016.